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                MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
                    c/o Morgan Stanley Dean Witter Trust FSB
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311
                                 (800) 869-6397




                                                              December 5, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Morgan Stanley Developing Growth Securities Trust
         File No. 811-3639
         Rule 497(j) Filing

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 28, 2001.

                                             Very truly yours,

                                             /s/ Marilyn K. Cranney
                                                 ----------------------------
                                                 Marilyn K. Cranney
                                                 Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene